Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Discount of the projected benefit obligation at present value	9.70%	10.70%	9.70%
Salary increase	6.00%	6.20%	5.30%
Remaining labor life	16 years 1 month 6 days	16 years 4 months 24 days	15 years 10 months 24 days
Inflation	3.70%	4.20%	3.80%